Note 11 - Product Inventories - Schedule of Our Major Components of Product Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Inventories: Concentrates, dore, and stockpiled ore	$ 24,208	$ 26,518	$ 21,230
Concentrates
Inventory [Line Items]
Inventories: Concentrates, dore, and stockpiled ore	14,812	15,656	8,720
Stockpiled ore
Inventory [Line Items]
Inventories: Concentrates, dore, and stockpiled ore	$ 9,396	$ 10,862	$ 12,510